Intangible Assets (Details)		1 Months Ended					12 Months Ended
	Nov. 21, 2022 USD ($)	Feb. 28, 2025 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Intangible Assets [Line Items]
Paid for license	$ 33,000
Consulting fee					$ 170,000	$ 250,000
Bonus paid			$ 13,000	$ 25,000
Amount paid			$ 83,750
Amortization expenses							$ 12,000	$ 13,000
Impairment charges
Subsequent Event [Member]
Intangible Assets [Line Items]
Consulting fee		$ 186,000